Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 18,634	$ 11,592
Federal funds sold	0	21,900
Total cash and cash equivalents	18,634	33,492
Securities available for sale	58,687	41,875
Securities held to maturity	2,963	4,350
Total securities	61,650	46,225
Loans held for sale	123	850
Loans:
Commercial	33,956	44,057
Commercial real estate	118,984	125,672
Residential real estate	26,829	19,249
Consumer	25,998	29,153
Total loans	205,767	218,131
Less: Allowance for loan losses	(8,164)	(11,224)
Net loans	197,603	206,907
Bank owned life insurance	5,941	5,800
Bank premises and equipment	10,202	10,335
Federal Home Loan Bank stock	661	740
Accrued interest receivable	1,039	1,050
Other real estate owned	1,949	3,407
Assets of discontinued operations	0	113,314
Other assets	1,059	2,108
Total Assets	298,861	424,228
Deposits:
Non-interest bearing	62,713	55,044
Interest bearing	203,168	220,933
Total deposits	265,881	275,977
Short term borrowings	0	879
Federal Home Loan Bank advances	923	954
Subordinated debentures	14,000	14,000
Liabilities of discontinued operations	0	113,321
Accrued taxes, interest and other liabilities	3,397	3,042
Total liabilities	284,201	408,173
Stockholders' equity
Common stock - no par value, 5,000,000 shares authorized, 2,388,225 shares issued and outstanding at December 31, 2011 (2,308,765 at December 31, 2010)	43,191	43,036
Accumulated deficit	(28,554)	(27,042)
Accumulated other comprehensive income	23	61
Total stockholders' equity	14,660	16,055
Total liabilities and stockholders' equity	$ 298,861	$ 424,228